Investment Properties	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investment Properties

17.	INVESTMENT PROPERTIES

The net book value of investment properties as of December 31, 2016 and 2015 was as follow:

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2017
Cost	429	712	1,141
Less: Accumulated depreciation	—	(378)	(378)
Net book value	429	334	763

	Land not being used for operation	Office buildings for rent	Total
	US$’000	US$’000	US$’000
As of December 31, 2016
Cost	309	659	968
Less: Accumulated depreciation	—	(315)	(315)
Net book value	309	344	653

A reconciliation of the net book value of investment properties was as follow:

	2017	2016
	US$’000	US$’000
Net book value at January 1	653	667
Depreciation (included in administrative expenses)	(35)	(24)
Addition	84	—
Disposals	—	(229)
Transfer from property plant and equipment	—	240
Exchange difference	61	(1)
Net book value at December 31	763	653

Investment properties are carried at historical cost less accumulated depreciation and impairment. Land is not depreciated and office buildings are depreciated on a straight-line basis over the estimated useful lives of 20 years.

On May 31, 2016, the Board of Directors of Charoong Thai approved the sale of land not being used for operating for a consideration of $4,695 (Baht 165 million). The sale of the land resulted in a gain of $4,466 (Baht 157 million) which was recognized in other operating income of the Company’s 2016 consolidated financial statements.

17.	INVESTMENT PROPERTIES (continued)

The amount recognized in profit arising from the investment properties for the years ended December 31, 2017, 2016 and 2015 was as follow:

	2017	2016	2015
	US$’000	US$’000	US$’000
Rental income derived from investment properties	68	36	16
Direct operating expenses (including repairs and maintenance) generating rental income	(1)	(1)	(1)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(1)
Net profit arising from investment properties carried at cost	66	34	14

The fair value of the investment properties are stated below:

	As of December 31,
	2017	2016
	US$’000	US$’000
Land not being used for operation	9,548	8,851
Office building for rent	1,303	924

The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.